Borrowings and debentures	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Borrowings and debentures

15	Borrowings and debentures

(a) Borrowings and debentures

		Annual average interest rate (%)	Maturity	2025	2024
Foreign currency
Bonds		Note 15 (c)		39,036	43,921
Loans indexed to SOFR	(i)	1.93	Jan/2026 to Feb/2031	8,986	5,261
Other		5.65	Sep/2025		384
Transactions costs				(396)	(514)
				47,626	49,052

Local currency
Debentures		Note 15 (d)		3,123	3,075
Loans indexed to IPCA		6.04	Jan/2026 to Jan/2031	243	291
Loans indexed to CDI		3.41	Jan/2026 to Jul/2027	843	827
Other		6.5	Jan/2026 to May/2026	2	8
Transactions costs				(16)	(21)

				4,195	4,180

Foreign currency and local currency
Current liabilities				8,268	2,278
Non-current liabilities				43,553	50,954
Total				51,821	53,232

(i)	Debts indexed to the Security Overnight Financing Rate ("SOFR") include: (a) R$ 1,644 from credit facility contracted by Braskem Holanda Finance and Braskem Holanda, with insurance from SACE and NEXI, Italian and Japanese export credit agencies, respectively, and guarantee from Braskem; (b) R$ 399 from credit facility contracted by Braskem America, secured by Euler Hermes, the German export credit agency, without guarantee from Braskem; and (c) R$32 from a Sale & Leaseback transaction involving industrial equipment held by Braskem S.A (ownership remains with the respective lessor).

The Company maintains export -prepayment operations classified as 'Sustainability Linked Loans (SLL)' totaling R$ 550 (US$ 100), with the principal indexed to the SOFR rate plus a contractual spread of approximately 1.8%. The contractual spread is subject to an adjustment of 0.05 p.p., which may be increased if the Company fails to meet the targets related to the volume of green polyethylene (“Green PE”) sold, or decreased by the same amount if such targets are achieved. The agreements are due in June 2027.

In April 2025, the Company made advanced payment of two prepayment agreements in the amount of R$606.

The Company’s financing and debenture balances were not affected by the events related to Braskem Idesa mentioned in note 1.

Except for certain reserve accounts as disclosed in note 5 (ii), Braskem's borrowings and debentures above consist of unsecured obligations.

Payment schedule

The maturity profile of the long-term borrowings and debentures are as follows:

	2025	2024
2026		2,082
2027	1,617	2,098
2028	7,581	8,495
2029	2,184	2,139
2030	8,524	9,565
2031	4,897	5,490
2032	99	100
2033	5,493	6,184
2034	4,668	5,256
2037 and thereafter	8,490	9,545
Total	43,553	50,954

(b) Bonds

			Interest
Issuance date		Maturity	(% per year)	2025	2024
Jul-2011 and Jul-2012		Jul-2041	7,125	3,211	3,614
Oct-2017		Jan-2028	4,500	6,590	7,417
Nov-2019		Jan-2030	4,500	8,369	9,418
Nov-2019		Jan-2050	5,875	4,228	4,758
Jul-2020	(i)	Jan-2081	8,500	1,364	1,526
Feb-2023		Feb-2033	7,250	5,655	6,364
Sep-2023		Jan-2031	8,500	4,863	5,472
Oct-2024		Oct-2034	8,000	4,756	5,352
Total				39,036	43,921

(i)	The bond can be repaid by the Company at par value, for periods of 90 days prior to each interest reset. The first-interest rate adjustment occurred on January 23, 2026, from which date the interest rate became 12.004% p.a. Subsequent interest rate adjustments will occur every 5 years thereafter.

Braskem has fully, unconditionally and irrevocably guaranteed the bonds. Except for the bond issued in 2020, the financial guarantees comprise senior unsecured obligations, ranking equal in right of payment with all of its other existing and future senior unsecured debt. As for the issuance carried out in 2020, in case of default the financial guarantees comprise obligations subordinated to all current or future senior debts of Braskem.

(c) Debentures

Issuance date		Issuer	Series	Maturity	Annual stated interest rate (%)	2025	2024
jan-2022	(i)	Braskem	1st	dec-2028	IPCA + 5.54	706	676
jan-2022	(i)	Braskem	2nd	dec-2031	IPCA + 5.57	169	162
may-2022	(ii)	Braskem	1st	may-2029	CDI + 1.75	772	768
may-2022	(ii)	Braskem	2nd	may-2032	CDI + 2.00	249	248
nov-2022	(ii)	Braskem	1st	nov-2029	CDI + 1.70	1,129	1,123
nov-2022	(ii)	Braskem	2nd	nov-2032	CDI + 1.95	98	98
Total						3,123	3,075

(i) Unsecured debentures issued by Braskem, used as guarantee for the issue of Agribusiness Receivables Certificate ("CRA") by Eco Securitizadora de Direitos Creditórios do Agronegócio S.A.

(ii) Unsecured debentures.